18. Share capital and additional paid-in capital	12 Months Ended
Dec. 31, 2019
Share Capital And Additional Paid-in Capital
Share capital and additional paid-in capital
	Share capital	Additional paid-in capital	Total

Balance at December 31, 2016	27,982,570	282,328	28,264,898
Payment of Other reserve constitution - Share-bases compensation plan	-	71,222	71,222
Balance at December 31, 2017	27,982,570	353,550	28,336,120
Payment of Other reserve constitution - Share-bases compensation plan	(146)	16,441	16,295

Balance at December 31, 2018 and December 31, 2019	27,982,424	369,991	28,352,415

As of December 31, 2019, the Company’s share capital amounts to 906,455,100 shares, divided into 462,292,111 common, book-entry Class A shares with a par value of one peso each and the right to one vote per share; 442,210,385 common, book-entry Class B shares with a par value of one peso each and the right to one vote per share; and 1,952,604 common, book-entry Class C shares with a par value of one peso each and the right to one vote per share.

Listing of the Company’s shares

The Company’s shares are listed on the Buenos Aires Stock Exchange and are part of the Merval Index.

Furthermore, with the SEC’s prior approval, the Company’s ADSs, each representing 20 common shares of the Company, began to be traded on the NYSE as from April 24, 2007.

The listing of ADSs on the NYSE is part of the Company’s strategic plan to increase both its liquidity and the volume of its shares.